Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3. Cash and Cash Equivalents:

Cash and Cash Equivalents

	March 31,	December 31,
	2022	2021
Bank deposits	$1,553,803	$1,846,842
Short term investments	46,468,680	47,270,788
Total	$48,022,483	$49,117,630

Short term investments include money market funds and U.S. treasury bills which mature in three months or less.